Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio
Global Advantage Portfolio

The maximum expense ratios with respect to the Class I, Class A and Class L shares of the Advantage and Global Advantage Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

With respect to the Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	1.58%	1.68%	1.60%
Total Annual Portfolio Operating Expenses*	2.33%	2.68%	3.10%
Fee Waiver and/or Expense Reimbursement*	1.48%	1.48%	2.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.85%	1.20%	0.99%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Class A†	$641	$886	$1,150	$1,903
Class L	$101	$315	$547	$1,213

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A and 0.99% for Class L.

The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

***

With respect to the Global Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	7.17%	7.28%	7.42%
Total Annual Portfolio Operating Expenses*	8.07%	8.43%	9.07%
Fee Waiver and/or Expense Reimbursement*	6.97%	6.98%	7.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.10%	1.45%	1.95%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$350	$606	$1,340
Class A†	$665	$960	$1,276	$2,169
Class L	$198	$612	$1,052	$2,275

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.95% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***

With respect to each of the Advantage Portfolio and Global Advantage Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A and Class L shares of the Portfolios is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Advantage	0.85%	1.20%	0.99%
Global Advantage	1.10%	1.45%	1.95%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFTEQ2SPT-0115

Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Opportunity Portfolio

The maximum expense ratios with respect to the Class I, Class A and Class L shares of the Global Opportunity Portfolio (the "Portfolio") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	2.46%	2.78%	2.58%
Total Annual Portfolio Operating Expenses*	3.36%	3.93%	4.23%
Fee Waiver and/or Expense Reimbursement*	2.26%	2.48%	2.73%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.10%	1.45%	1.50%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$350	$606	$1,340
Class A†	$665	$960	$1,276	$2,169
Class L	$153	$474	$818	$1,791

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.50% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

***

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A and Class L shares of the Portfolio is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Opportunity	1.10%	1.45%	1.50%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFTEQ1SPT-0115

Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio (Class IS shares)
Global Opportunity Portfolio (Class IS shares)

The maximum expense ratios with respect to the Class IS shares of the Advantage and Global Opportunity Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

With respect to the Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IS
Advisory Fee	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses†	6.56%
Total Annual Portfolio Operating Expenses*	7.31%
Fee Waiver and/or Expense Reimbursement*	6.50%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.81%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class IS	$83	$259

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.81% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of

Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***

With respect to the Global Opportunity Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IS
Advisory Fee	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses†	7.54%
Total Annual Portfolio Operating Expenses*	8.44%
Fee Waiver and/or Expense Reimbursement*	7.41%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.03%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class IS	$105	$328

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.03% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of

Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***

With respect to each of the Portfolios, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for the Class IS shares of the Portfolios is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class IS
Advantage	0.81%
Global Opportunity	1.03%

Please retain this supplement for future reference.

  IFTEQ2ISSPT-0115

Statement of Additional Information Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Advantage Portfolio (Class I, Class A and Class L shares)
Global Advantage Portfolio (Class I, Class A and Class L shares)
Global Opportunity (Class I, Class A and Class L shares)

The maximum expense ratios with respect to the Class I, Class A and Class L shares of the Advantage, Global Advantage and Global Opportunity Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Advantage	0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.	0.85%	1.20%	N/A	0.99%
Global Advantage	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.10%	1.45%	N/A	1.95%
Global Opportunity	0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.10%	1.45%	N/A	1.50%

†  Effective September 9, 2013, Class P shares of each Portfolio (except the Global Quality Portfolio) and Class H shares of each of the Global Insight and Insight Portfolios were renamed Class A shares.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Advantage Portfolio (Class IS shares)
Global Opportunity Portfolio (Class IS shares)

The maximum expense ratios with respect to the Class IS shares of the Advantage and Global Opportunity Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class IS
Advantage	0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.	0.81%
Global Opportunity	0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.03%

Please retain this supplement for future reference.